AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 96.9%
	COMMUNICATION SERVICES — 5.8%
	CABLE & SATELLITE - 1.0%
20,000	Comcast Corporation, Class A	$ 586,600

	ENTERTAINMENT CONTENT - 1.4%
9,000	Walt Disney Company (The)(a)	848,970

	INTERNET MEDIA & SERVICES - 2.7%
13,000	Alphabet, Inc., Class C(a)	1,249,950
2,500	Meta Platforms, Inc., Class A(a)	339,200
		1,589,150
	TELECOMMUNICATIONS - 0.7%
11,000	Verizon Communications, Inc.	417,670

	TOTAL COMMUNICATION SERVICES (Cost $2,062,690)	3,442,390

	CONSUMER DISCRETIONARY — 8.0%
	AUTOMOTIVE - 1.2%
22,500	General Motors Company	722,025

	HOME & OFFICE PRODUCTS - 1.2%
5,500	Whirlpool Corporation	741,455

	HOME CONSTRUCTION - 1.2%
25,000	MDC Holdings, Inc.	685,500

	LEISURE FACILITIES & SERVICES - 0.6%
10,000	Royal Caribbean Cruises Ltd.(a)	379,000

	RETAIL - CONSUMER STAPLES - 1.3%
5,000	Target Corporation	741,950

	RETAIL - DISCRETIONARY - 2.5%
20,000	Foot Locker, Inc.	622,600

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Shares		Fair Value
	CONSUMER DISCRETIONARY — 8.0% (Continued)
	RETAIL - DISCRETIONARY - 2.5% (Continued)
18,500	Kohl's Corporation	$ 465,275
25,000	Nordstrom, Inc.	418,250
		1,506,125

	TOTAL CONSUMER DISCRETIONARY (Cost $3,704,638)	4,776,055

	CONSUMER STAPLES — 3.8%
	FOOD - 1.1%
9,650	Tyson Foods, Inc., Class A	636,225

	RETAIL - CONSUMER STAPLES - 1.3%
6,000	Walmart, Inc.	778,200

	WHOLESALE - CONSUMER STAPLES - 1.4%
10,750	Archer-Daniels-Midland Company	864,837

	TOTAL CONSUMER STAPLES (Cost $742,214)	2,279,262

	ENERGY — 5.4%
	OIL & GAS PRODUCERS - 5.4%
12,000	EOG Resources, Inc.	1,340,760
11,500	Exxon Mobil Corporation	1,004,065
19,000	TotalEnergies S.E. - ADR	883,880
	TOTAL ENERGY (Cost $2,432,118)	3,228,705

	FINANCIALS — 16.3%
	BANKING - 9.2%
30,000	Bank of America Corporation	906,000
24,000	Fifth Third Bancorp	767,040
11,750	JPMorgan Chase & Company	1,227,875
45,000	Old National Bancorp	741,150

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Shares		Fair Value
	FINANCIALS — 16.3% (Continued)
	BANKING - 9.2% (Continued)
6,000	PNC Financial Services Group, Inc. (The)	$ 896,520
22,000	Truist Financial Corporation	957,880
		5,496,465
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
4,500	Goldman Sachs Group, Inc. (The)	1,318,725

	INSURANCE - 3.4%
17,000	MetLife, Inc.	1,033,260
11,500	Prudential Financial, Inc.	986,470
		2,019,730
	SPECIALTY FINANCE - 1.5%
10,000	Capital One Financial Corporation	921,700

	TOTAL FINANCIALS (Cost $5,144,892)	9,756,620

	HEALTH CARE — 14.2%
	BIOTECHNOLOGY & PHARMACEUTICALS - 7.3%
4,750	Amgen, Inc.	1,070,650
6,000	Johnson & Johnson	980,160
11,000	Merck & Company, Inc.	947,320
4,000	Moderna, Inc.(a)	473,000
20,000	Pfizer, Inc.	875,200
		4,346,330
	HEALTH CARE FACILITIES & SERVICES - 3.7%
18,000	Cardinal Health, Inc.	1,200,240
11,000	CVS Health Corporation	1,049,070
1	Encompass Health Corporation	45
		2,249,355
	MEDICAL EQUIPMENT & DEVICES - 3.2%
8,500	Abbott Laboratories	822,460
7,000	Medtronic PLC	565,250

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Shares		Fair Value
	HEALTH CARE — 14.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.2% (Continued)
5,000	Zimmer Biomet Holdings, Inc.	$ 522,750
		1,910,460

	TOTAL HEALTH CARE (Cost $5,979,089)	8,506,145

	INDUSTRIALS — 14.3%
	AEROSPACE & DEFENSE - 1.8%
2,750	Lockheed Martin Corporation	1,062,297

	COMMERCIAL SUPPORT SERVICES - 1.3%
12,000	ManpowerGroup, Inc.	776,280

	DIVERSIFIED INDUSTRIALS - 1.5%
6,500	Eaton Corporation PLC	866,840

	ELECTRICAL EQUIPMENT - 1.3%
4,700	Acuity Brands, Inc.	740,109

	MACHINERY - 3.7%
6,500	Caterpillar, Inc.	1,066,520
3,500	Deere & Company	1,168,615
		2,235,135
	RENEWABLE ENERGY - 0.6%
6,500	EnerSys	378,105

	TRANSPORTATION & LOGISTICS - 2.6%
4,500	FedEx Corporation	668,115
4,250	Norfolk Southern Corporation	891,013
		1,559,128

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Shares		Fair Value
	INDUSTRIALS — 14.3% (Continued)
	TRANSPORTATION EQUIPMENT - 1.5%
4,500	Cummins, Inc.	$ 915,795

	TOTAL INDUSTRIALS (Cost $5,019,187)	8,533,689
	INFORMATION TECHNOLOGY — 19.9%
	SEMICONDUCTORS - 4.9%
25,000	Cohu, Inc.(a)	644,500
18,000	Intel Corporation	463,860
2,150	Lam Research Corporation	786,900
9,000	QUALCOMM, Inc.	1,016,820
		2,912,080
	SOFTWARE - 4.3%
36,000	Gen Digital, Inc.	725,040
5,000	Microsoft Corporation	1,164,500
11,000	Oracle Corporation	671,770
		2,561,310
	TECHNOLOGY HARDWARE - 9.3%
10,500	Apple, Inc.	1,451,100
15,500	Benchmark Electronics, Inc.	384,090
18,000	Cisco Systems, Inc.	720,000
30,000	Corning, Inc.	870,600
30,000	Juniper Networks, Inc.	783,600
11,000	NetApp, Inc.	680,350
13,000	Seagate Technology Holdings PLC	691,990
		5,581,730
	TECHNOLOGY SERVICES - 1.4%
7,100	International Business Machines Corporation	843,551

	TOTAL INFORMATION TECHNOLOGY (Cost $5,675,234)	11,898,671

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2022

Shares		Fair Value
	MATERIALS — 5.0%
	CHEMICALS - 3.2%
4,800	Albemarle Corporation	$ 1,269,312
7,500	Celanese Corporation, Class A	677,550
		1,946,862
	CONTAINERS & PACKAGING - 1.1%
20,500	International Paper Company	649,850

	METALS & MINING - 0.7%
10,000	Newmont Corporation	420,300

	TOTAL MATERIALS (Cost $1,700,247)	3,017,012
	REAL ESTATE — 3.1%
	DATA CENTER REIT - 0.9%
5,500	Digital Realty Trust, Inc.	545,490

	HEALTH CARE REIT - 1.0%
40,000	Physicians Realty Trust	601,600

	RETAIL REIT - 1.2%
40,000	Kimco Realty Corporation	736,400

	TOTAL REAL ESTATE (Cost $1,787,547)	1,883,490
	UTILITIES — 1.1%
	ELECTRIC UTILITIES - 1.1%
10,000	Pinnacle West Capital Corporation	645,100
	TOTAL UTILITIES (Cost $804,992)
	TOTAL COMMON STOCKS (Cost $35,052,848)	57,967,139

AL FRANK FUND SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

September 30, 2022
Shares		Fair Value
SHORT-TERM INVESTMENT — 1.5%
MONEY MARKET FUND - 1.5%
927,159	Fidelity Government Portfolio Institutional Class, 2.74% (Cost $927,159)(b)	$ 927,159

	TOTAL INVESTMENTS - 98.4% (Cost $35,980,007)	$ 58,894,298
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	943,446
	NET ASSETS - 100.0%	$ 59,837,744

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.